SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Mar. 31, 2020
Share-based Payment Arrangements [Abstract]
Explanation of effect of share-based payments on entity's profit or loss
The expense and the carrying amount of liability arising from share-based arrangements are as follows:

			Carrying
	Share-based		amount of share-based
	payments expense		payments liabilities
	2020	2019	2020	2019
Equity-settled plan
Stock option plan	$5.8	$6.4	n.a.	n.a.
Cash-settled plans
Stock purchase plan	10.3	8.5	$—	$—
Deferred share unit (DSU) plans	(2.4)	6.3	(8.4)	(15.5)
Restricted share unit (RSU) plans	(10.9)	13.0	(24.7)	(43.2)
Performance share unit (PSU) plan	(2.9)	26.5	(16.2)	(47.0)
	$(0.1)	$60.7	$(49.3)	$(105.7)

Disclosure of number and weighted average exercise prices of share options
Changes in outstanding stock options are as follows:

		2020		2019
		Weighted		Weighted
	Number of	average exercise	Number of	average exercise
stock options		price	stock options	price
Stock options outstanding, beginning of year	6,504,125	$20.41	6,155,525	$17.31
Granted	1,320,700	34.50	1,733,100	27.15
Exercised	(1,553,846)	17.06	(1,231,600)	14.78
Forfeited	(196,825)	24.17	(82,525)	17.41
Expired	(23,300)	10.06	(70,375)	18.20
Stock options outstanding, end of year	6,050,854	$24.25	6,504,125	$20.41
Stock options exercisable, end of year	2,187,379	$19.05	2,082,325	$16.36

Disclosure of range of exercise prices of outstanding share options
As at March 31, 2020, summarized information about the stock options issued and outstanding is as follows:

		Options Outstanding		Options Exercisable
		Weighted
	Number of	average remaining	Weighted	Number of	Weighted
Range of	stock options	contractual life	average exercise	stock options	average exercise
exercise prices	outstanding	(years)	price	exercisable	price
$11.02 to $15.14	570,125	1.73	$14.56	570,125	$14.56
$15.34 to $22.26	2,654,704	3.77	19.68	1,308,279	19.09
$27.14 to $40.53	2,826,025	5.66	30.51	308,975	27.14
Total	6,050,854	4.46	$24.25	2,187,379	$19.05

Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period
The assumptions used in the calculation of the fair value of the stock options on the grant date using the Black-Scholes option pricing model are as follows:

	2020	2019
Common share price	$33.94	$27.42
Exercise price	$34.50	$27.15
Dividend yield	1.18%	1.31%
Expected volatility	19.70%	18.34%
Risk-free interest rate	1.48%	2.07%
Expected stock option life	4 years	4 years

Disclosure of number and weighted average exercise prices of other equity instruments
Changes in outstanding PSUs are as follows:

	2020	2019
PSUs outstanding, beginning of year	1,141,200	1,230,717
Granted	730,352	756,386
Cancelled	(41,991)	(25,491)
Redeemed	(852,688)	(820,412)
PSUs outstanding, end of year	976,873	1,141,200
PSUs vested, end of year	758,209	876,095
Changes in outstanding DSUs are as follows:

	2020	2019
DSUs outstanding, beginning of year	523,470	675,097
Granted	79,196	92,211
Redeemed	(140,251)	(253,176)
Dividends paid in DSUs	7,420	9,338
DSUs vested and outstanding, end of year	469,835	523,470
Changes in outstanding RSUs are as follows:

	2020	2019
RSUs outstanding, beginning of year	1,570,063	1,688,664
Granted	149,477	148,670
Cancelled	(16,207)	(11,010)
Redeemed	(228,928)	(268,836)
Dividends paid in RSUs	16,198	12,575
RSUs outstanding, end of year	1,490,603	1,570,063
RSUs vested, end of year	1,391,195	1,462,052